Components of other comprehensive loss - Summary of Movement on Components of Other Comprehensive Loss (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Controlling interest:
Unrealized loss on equity investments at fair value, net of deferred taxes	$ (3,630,663)	$ (5,699,392)	[1]
Translation effect by discontinued operations		(1,750,472)
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Unrealized loss on equity investments at fair value, net of deferred taxes	(3,630,663)	(5,699,392)
Translation effect of foreign entities	(25,259,730)	(23,903,935)
Translation effect by discontinued operations		(1,750,472)
Remeasurement of defined benefit plan, net of deferred taxes		294,922
Non-controlling interest of the items above	(2,254,566)	(4,679,057)
Other comprehensive loss	$ (31,144,959)	$ (35,737,934)

[1]	Restated for discontinued operations.